Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Summary of Related Party Payables

	As of March 31,
	2026	2025
Related Party Payables
James Foster	$110,383	$119,700
Jason Davis(1)	50,000	110,100
Nigel McCracken	105,599	107,776
Total Related Party Payables	$265,982	$337,576

(1) Jason Davis resigned from the Company on June 13, 2025.

Summary of Related Party Compensation for Officers and Directors

Related party compensation for the Company's Officers and Directors for the years ended March 31, 2026, 2025 and 2024 are as follows:

	Year	Salary ($)	Bonus ($)	Option Awards ($) (1)	Other ($) (2)	Total ($)
James Foster, Chief Executive Officer and Director	2026	361,969	110,383	42,900	5,100	520,352
	2025	333,542	119,700	33,250	4,200	490,692
	2024	325,000	81,000	241,200	3,600	650,800
Nigel McCracken, Chief Operating Officer and Director	2026	351,995	105,599	42,900	27,830	528,324
	2025	315,051	107,776	33,250	25,209	481,286
	2024	175,000	50,000	71,600	3,540	300,140
Jason Davis, Former Chief Financial Officer(3)	2026	206,346	50,000	42,900	7,500	306,746
	2025	317,500	110,100	33,250	25,800	486,650
	2024	300,000	75,000	224,318	25,800	625,118
Evan Norton, Independent Director	2026	40,000	—	8,580	—	48,580
	2025	40,000	—	6,650	—	46,650
	2024	40,000	—	60,300	—	100,300
Yair Erez, Independent Director(4)	2026	13,333	—	8,580	—	21,913
	2025	40,000	—	6,650	—	46,650
	2024	40,000	—	60,300	—	100,300
Iain Miller, Independent Director	2026	26,667	—	—	—	26,667
	2025	—	—	—	—	—
	2024	—	—	—	—	—
Nelson Haight, Independent Director	2026	40,000	—	8,580	—	48,580
	2025	40,000	—	6,650	—	46,650
	2024	40,000	—	60,300	—	100,300

(1) These amounts represent the aggregate grant fair value of stock options granted in the year ended March 31, 2026, 2025, and 2024 calculated in accordance with IFRS 2 “Share-based payment". Assumptions used in the calculation of these amounts are discussed in Note 16.

(2)These amounts represent employee benefits paid on behalf of the Company such as pension and health insurance.

(3)Jason Davis resigned from the Company effective June 13, 2025; however, acts as the Company's fractional Chief Financial Officer.

(4)Yair Erez resigned from the Company effective July 28, 2025.